Note 18 - Acquisition of Controlling Interest in the Company (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Dividend yield	0.00%
Expected volatility	38.20%
Risk-free interest rate	1.14%
Life (in years)	5